Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment Net [Line Items]
Balance at January 1, 2025		$ 126
Purchases during the year		8
Balance at December 31, 2025		134
Balance at January 1, 2025		60
Depreciation during the year		16
Balance at December 31, 2025		76
Depreciated cost		58	$ 66
Computers and peripherals and equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Balance at January 1, 2025		95
Purchases during the year		8
Balance at December 31, 2025		103
Balance at January 1, 2025		54
Depreciation during the year		9
Balance at December 31, 2025		63
Depreciated cost		40	41
Office furniture and equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Balance at January 1, 2025		28
Purchases during the year
Balance at December 31, 2025		28
Balance at January 1, 2025		6
Depreciation during the year		7
Balance at December 31, 2025		13
Depreciated cost		15	22
Leasehold improvements [Member]
Schedule of Property and Equipment Net [Line Items]
Balance at January 1, 2025		3
Purchases during the year
Balance at December 31, 2025		3
Balance at January 1, 2025	[1]
Depreciation during the year	[1]
Balance at December 31, 2025	[1]
Depreciated cost		$ 3	$ 3

[1]	Less than $1 thousand.